Shareholders' Equity (Tables)	6 Months Ended
Jun. 30, 2015
Shareholders' Equity [Abstract]
Summary Of Stock Option Activity

	Outstanding Options
	Number of Shares	Weighted Average Exercise Price
Balance at January 1, 2015	2,576,987	$0.58
Options granted	740,000	0.33
Options exercised	(342,500)	0.33
Options cancelled/expired	(341,667)	0.41
Balance at June 30, 2015	2,632,820	$0.56
Exercisable, June 30, 2015	1,762,258	$0.66
Vested and expected to vest	2,416,850	$0.58

Summary Of Stock-Based Compensation Expense

	Three months ended June 30,		Six months ended June 30,
	2015	2014	2015	2014
Income statement account:
Selling and marketing	$11	$8	$24	$18
General and administrative	79	92	106	169
	$90	$100	$130	$187

Summary Of Weighted-Average Assumptions

	Six months ended June 30,
	2015		2014
Expected dividend yield	—		—
Expected stock price volatility	88.3%		101.6%
Risk-free interest rate	1.6%		1.8%
Expected term (in years)	5.4	years	5.5	years
Weighted-average grant date fair-value	$0.24		$0.34